Cash and cash equivalents and restricted cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents and restricted cash and cash equivalents	Cash and cash equivalents and restricted cash and cash equivalents
Cash and cash equivalents:
Cash and cash equivalents consist of the following:

	As of December 31, 2022	As of December 31, 2021
Cash on hand	$65	$14
Bank deposits	186,539	181,560
Time deposits	17,117	22,674
Money market funds	15,446	41,830
Total cash and cash equivalents	$219,167	$246,078
Restricted cash:

Restricted cash and cash equivalents amount to $25,879 and $33,145 as of December 31,2022 and 2021, respectively.
We place collateralized amounts related to operations with our travel suppliers and service providers and the International Air Transport Association (“IATA”). We are required to be accredited by IATA to sell international airlines tickets of IATA-affiliated airlines. We, therefore, as part of our operations, maintain restricted cash in the form of time deposits or bank or insurance guarantees.
Also included within the restricted cash balance is $1,492 related to cash and cash equivalents balances of the securitization VIEs (See Note 11).

The following table reconciles our cash and cash equivalents and restricted cash as reported in our consolidated balance sheets to the total amount shown in our consolidated statements of cash flows:

	As of December 31, 2022	As of December 31, 2021	As of December 31, 2020
As included in our consolidated balance sheets:
Cash and cash equivalents	$219,167	$246,078	$334,430
Restricted cash	25,879	33,145	16,055
Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows:	$245,046	$279,223	$350,485